Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 33.4%
360 Security Technology Inc., Class A(a)	30,099	$34,218
37 Interactive Entertainment Network Technology
Group Co. Ltd., Class A	11,500	22,993
AAC Technologies Holdings Inc.	60,500	186,844
ACM Research Shanghai Inc.	1,680	17,556
Advanced Micro-Fabrication Equipment Inc./China,
Class A	4,600	82,374
AECC Aero-Engine Control Co. Ltd., Class A	6,300	17,790
AECC Aviation Power Co. Ltd., Class A	15,000	77,051
Agricultural Bank of China Ltd., Class A	414,000	250,085
Agricultural Bank of China Ltd., Class H	1,954,000	819,177
Aier Eye Hospital Group Co. Ltd., Class A	36,226	60,364
Air China Ltd., Class A(a)	55,500	57,030
Akeso Inc.(a)(b)	35,000	197,622
Alibaba Group Holding Ltd.	1,117,620	10,913,040
Alibaba Health Information Technology Ltd.(a)(c)	360,000	151,741
Aluminum Corp. of China Ltd., Class A	99,600	112,233
Aluminum Corp. of China Ltd., Class H	240,000	179,529
Amlogic Shanghai Co. Ltd.	2,875	23,009
Anhui Conch Cement Co. Ltd., Class A	13,200	43,636
Anhui Conch Cement Co. Ltd., Class H	95,500	236,423
Anhui Gujing Distillery Co. Ltd., Class A	3,000	103,320
Anhui Gujing Distillery Co. Ltd., Class B	6,325	98,268
ANTA Sports Products Ltd.	96,000	1,028,419
Asymchem Laboratories Tianjin Co. Ltd., Class A	3,220	33,945
Autohome Inc., ADR	4,687	133,111
Avary Holding Shenzhen Co. Ltd., Class A	11,100	45,789
AVIC Industry-Finance Holdings Co. Ltd., Class A	78,000	30,933
AviChina Industry & Technology Co. Ltd., Class H	225,000	102,094
Baidu Inc.(a)	162,042	1,963,624
Bank of Beijing Co. Ltd., Class A	99,800	79,935
Bank of Chengdu Co. Ltd., Class A	18,200	39,564
Bank of China Ltd., Class A	172,400	105,366
Bank of China Ltd., Class H	5,719,000	2,711,050
Bank of Communications Co. Ltd., Class A	186,000	180,437
Bank of Communications Co. Ltd., Class H	600,000	452,857
Bank of Hangzhou Co. Ltd., Class A	29,800	55,698
Bank of Jiangsu Co. Ltd., Class A	89,658	102,016
Bank of Nanjing Co. Ltd., Class A	48,100	68,606
Bank of Ningbo Co. Ltd., Class A	30,000	102,154
Bank of Shanghai Co. Ltd., Class A	66,870	71,855
Baoshan Iron & Steel Co. Ltd., Class A	114,000	108,266
BeiGene Ltd.(a)	48,175	550,625
Beijing Enlight Media Co. Ltd., Class A	13,600	17,006
Beijing Enterprises Holdings Ltd.	30,000	105,750
Beijing Enterprises Water Group Ltd.	360,000	114,992
Beijing Kingsoft Office Software Inc., Class A	2,947	105,192
Beijing New Building Materials PLC, Class A	9,000	39,992
Beijing Tongrentang Co. Ltd., Class A	6,100	37,419
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd.,
Class A	6,160	57,760
Beijing-Shanghai High Speed Railway Co. Ltd.,
Class A	192,200	134,004
Bilibili Inc.(a)(c)	15,607	225,650
Bloomage Biotechnology Corp. Ltd.	4,071	32,850
BOC Aviation Ltd.(b)	12,000	89,141
BOE Technology Group Co. Ltd., Class A	163,100	91,648
Bosideng International Holdings Ltd.	262,000	151,599
Brilliance China Automotive Holdings Ltd.	120,000	94,714
BYD Co. Ltd., Class A	9,000	283,189
Security	Shares	Value

China (continued)
BYD Co. Ltd., Class H	74,500	$2,090,415
BYD Electronic International Co. Ltd.	60,000	260,637
C&D International Investment Group Ltd.	61,000	123,378
Caitong Securities Co. Ltd., Class A	12,980	12,913
Cambricon Technologies Corp. Ltd.(a)	2,910	69,708
CGN Power Co. Ltd.	60,000	34,600
CGN Power Co. Ltd., Class H(b)	780,000	298,896
Changchun High-Tech Industry Group Co. Ltd.,
Class A	3,400	49,073
Changjiang Securities Co. Ltd., Class A	50,600	38,495
Chaozhou Three-Circle Group Co. Ltd., Class A	6,699	26,864
China CITIC Bank Corp. Ltd., Class H	650,000	397,547
China Coal Energy Co. Ltd., Class H	123,000	155,148
China Communications Services Corp. Ltd., Class H	240,000	115,451
China Construction Bank Corp., Class A	42,100	40,789
China Construction Bank Corp., Class H	6,897,000	4,894,967
China CSSC Holdings Ltd., Class A	22,600	115,615
China Eastern Airlines Corp. Ltd., Class A(a)	103,072	56,038
China Energy Engineering Corp. Ltd.	151,500	45,668
China Everbright Bank Co. Ltd., Class A	230,000	102,521
China Everbright Bank Co. Ltd., Class H	185,000	59,496
China Feihe Ltd.(b)	241,000	119,608
China Galaxy Securities Co. Ltd., Class A	36,000	57,094
China Galaxy Securities Co. Ltd., Class H	202,000	109,076
China Gas Holdings Ltd.	180,000	170,406
China Great Wall Securities Co. Ltd., Class A	24,400	24,348
China Hongqiao Group Ltd.	196,000	324,504
China International Capital Corp. Ltd., Class A	12,100	52,598
China International Capital Corp. Ltd., Class H(b)	96,000	114,600
China Jushi Co. Ltd., Class A	18,800	29,624
China Life Insurance Co. Ltd., Class A	7,600	32,790
China Life Insurance Co. Ltd., Class H	561,000	799,483
China Literature Ltd.(a)(b)	24,400	82,390
China Longyuan Power Group Corp. Ltd., Class H	229,000	209,247
China Mengniu Dairy Co. Ltd.	251,000	462,852
China Merchants Bank Co. Ltd., Class A	96,000	452,690
China Merchants Bank Co. Ltd., Class H	270,331	1,211,261
China Merchants Energy Shipping Co. Ltd., Class A	42,200	51,552
China Merchants Expressway Network & Technology
Holdings Co. Ltd.	36,000	58,243
China Merchants Port Holdings Co. Ltd.	124,000	176,613
China Merchants Securities Co. Ltd., Class A	42,070	82,236
China Merchants Shekou Industrial Zone Holdings Co.
Ltd., Class A	40,275	53,434
China Minsheng Banking Corp. Ltd., Class A	192,200	103,442
China Minsheng Banking Corp. Ltd., Class H	433,660	164,274
China National Building Material Co. Ltd., Class H	220,000	88,337
China National Chemical Engineering Co. Ltd., Class A	26,600	30,011
China National Nuclear Power Co. Ltd., Class A	96,500	127,229
China Northern Rare Earth Group High-Tech Co. Ltd.,
Class A	20,700	53,941
China Oilfield Services Ltd., Class H	172,000	183,826
China Overseas Land & Investment Ltd.	271,000	513,560
China Pacific Insurance Group Co. Ltd., Class A	32,400	128,348
China Pacific Insurance Group Co. Ltd., Class H	187,200	490,792
China Petroleum & Chemical Corp., Class A	126,800	112,604
China Petroleum & Chemical Corp., Class H	1,738,600	1,107,572
China Power International Development Ltd.	376,000	177,005
China Railway Group Ltd., Class A	84,096	76,234
China Railway Group Ltd., Class H	295,000	158,952
China Renewable Energy Investment Ltd.(d)	2,513	—
China Resources Beer Holdings Co. Ltd.	122,000	490,977

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Resources Gas Group Ltd.	64,400	$224,074
China Resources Land Ltd.	241,777	882,306
China Resources Microelectronics Ltd.	8,542	44,833
China Resources Mixc Lifestyle Services Ltd.(b)	48,400	169,212
China Resources Pharmaceutical Group Ltd.(b)	121,000	89,748
China Resources Power Holdings Co. Ltd.	154,000	436,601
China Resources Sanjiu Medical & Pharmaceutical Co.
Ltd., Class A	6,290	52,639
China Ruyi Holdings Ltd.(a)(c)	388,000	106,393
China Shenhua Energy Co. Ltd., Class A	31,200	181,743
China Shenhua Energy Co. Ltd., Class H	240,000	1,165,983
China Southern Airlines Co. Ltd., Class A(a)	66,600	53,883
China State Construction Engineering Corp. Ltd.,
Class A	169,540	131,407
China State Construction International Holdings Ltd.	130,000	172,121
China Taiping Insurance Holdings Co. Ltd.	108,900	118,128
China Three Gorges Renewables Group Co. Ltd.,
Class A	114,000	73,305
China Tourism Group Duty Free Corp. Ltd.(b)(c)	6,000	48,004
China Tourism Group Duty Free Corp. Ltd., Class A	10,100	98,915
China Tower Corp. Ltd., Class H(b)	3,240,000	382,583
China United Network Communications Ltd., Class A	147,000	92,527
China Vanke Co. Ltd., Class A	57,100	64,788
China Vanke Co. Ltd., Class H(c)	126,000	86,937
China Yangtze Power Co. Ltd., Class A	108,100	395,951
China Zhenhua Group Science & Technology Co. Ltd.,
Class A	3,900	24,254
China Zheshang Bank Co. Ltd., Class A	166,610	68,388
Chongqing Brewery Co. Ltd., Class A	3,199	30,305
Chongqing Changan Automobile Co. Ltd., Class A	30,012	56,993
Chongqing Zhifei Biological Products Co. Ltd., Class A	8,050	36,357
Chow Tai Fook Jewellery Group Ltd.	144,000	185,531
CITIC Ltd.	420,000	425,939
CITIC Securities Co. Ltd., Class A	48,090	123,445
CITIC Securities Co. Ltd., Class H	121,225	188,782
CMOC Group Ltd., Class A	50,700	58,275
CMOC Group Ltd., Class H	309,000	285,879
CNOOC Energy Technology & Services Ltd.	36,000	20,713
Contemporary Amperex Technology Co. Ltd., Class A	20,820	565,307
COSCO Shipping Energy Transportation Co. Ltd.,
Class A	1,300	3,153
COSCO Shipping Energy Transportation Co. Ltd.,
Class H	124,000	175,213
COSCO Shipping Holdings Co. Ltd., Class A	48,650	100,717
COSCO Shipping Holdings Co. Ltd., Class H	210,950	353,246
Country Garden Holdings Co. Ltd.(a)(c)(d)	900,828	53,074
CRRC Corp. Ltd., Class A	125,700	120,683
CRRC Corp. Ltd., Class H	306,000	183,558
CSC Financial Co. Ltd., Class A	18,500	53,876
CSPC Innovation Pharmaceutical Co. Ltd.	7,200	30,966
CSPC Pharmaceutical Group Ltd.	601,200	511,122
CSSC Science & Technology Co. Ltd.	6,000	12,752
Daqin Railway Co. Ltd., Class A	71,100	69,193
Dong-E-E-Jiao Co. Ltd., Class A	6,300	58,739
Dongfang Electric Corp. Ltd., Class A	6,000	15,184
Dongxing Securities Co. Ltd., Class A	12,000	13,836
East Money Information Co. Ltd., Class A	66,498	113,528
Ecovacs Robotics Co. Ltd., Class A	3,600	24,763
ENN Energy Holdings Ltd.	60,100	555,205
ENN Natural Gas Co. Ltd., Class A	12,000	30,063
Eve Energy Co. Ltd., Class A	6,000	32,401
Everbright Securities Co. Ltd., Class A	18,000	39,134
Security	Shares	Value

China (continued)
Far East Horizon Ltd.	129,000	$103,591
First Capital Securities Co. Ltd., Class A	39,200	29,146
Flat Glass Group Co. Ltd., Class A	3,000	10,198
Flat Glass Group Co. Ltd., Class H	51,000	103,604
Focus Media Information Technology Co. Ltd., Class A	76,600	66,779
Foshan Haitian Flavouring & Food Co. Ltd., Class A	18,148	89,357
Fosun International Ltd.	182,500	102,518
Founder Securities Co. Ltd., Class A	42,000	47,734
Foxconn Industrial Internet Co. Ltd., Class A	60,200	189,329
Fuyao Glass Industry Group Co. Ltd., Class A	6,100	38,826
Fuyao Glass Industry Group Co. Ltd., Class H(b)	52,000	294,268
Ganfeng Lithium Group Co. Ltd., Class A	10,720	49,602
Ganfeng Lithium Group Co. Ltd., Class H(b)(c)	30,080	83,461
GCL Technology Holdings Ltd.	1,560,000	292,634
GD Power Development Co. Ltd., Class A	84,800	62,679
Geely Automobile Holdings Ltd.	426,000	518,536
GEM Co. Ltd., Class A	44,300	40,002
Genscript Biotech Corp.(a)(c)	102,000	131,141
GF Securities Co. Ltd., Class A	29,000	51,375
GF Securities Co. Ltd., Class H	67,800	61,511
Giant Biogene Holding Co. Ltd.(a)(b)	24,000	152,329
GigaDevice Semiconductor Inc., Class A	5,000	57,288
Ginlong Technologies Co. Ltd., Class A	2,800	22,200
GoerTek Inc., Class A	9,100	21,597
Goldwind Science & Technology Co Ltd., Class A	24,302	26,083
Gotion High-tech Co. Ltd., Class A(a)	8,800	24,620
Great Wall Motor Co. Ltd.	12,200	43,617
Great Wall Motor Co. Ltd., Class H	154,500	267,457
Gree Electric Appliances Inc. of Zhuhai, Class A	12,000	67,131
Guangdong Haid Group Co. Ltd., Class A	8,800	61,288
Guangdong Investment Ltd.	248,000	140,562
Guanghui Energy Co. Ltd., Class A	38,700	42,716
Guangzhou Automobile Group Co. Ltd., Class A	48,300	55,931
Guangzhou Automobile Group Co. Ltd., Class H	92,800	38,661
Guangzhou Baiyunshan Pharmaceutical Holdings Co.
Ltd., Class A	12,800	55,315
Guangzhou Haige Communications Group Inc. Co.,
Class A	30,000	44,760
Guangzhou Shiyuan Electronic Technology Co. Ltd.,
Class A	5,000	22,542
Guangzhou Tinci Materials Technology Co. Ltd.,
Class A	12,000	32,259
Guosen Securities Co. Ltd., Class A	30,500	37,551
Guotai Junan Securities Co. Ltd., Class A	36,400	69,887
Guoyuan Securities Co. Ltd., Class A	30,240	26,730
H World Group Ltd., ADR	14,520	540,580
Haidilao International Holding Ltd.(b)	130,000	290,109
Haier Smart Home Co. Ltd., Class A	30,200	122,872
Haier Smart Home Co. Ltd., Class A	168,000	610,343
Hainan Airlines Holding Co. Ltd., Class A(a)	150,000	28,097
Hainan Airport Infrastructure Co. Ltd., NVS(a)	47,100	22,176
Haitian International Holdings Ltd.	62,000	190,165
Haitong Securities Co. Ltd., Class A	48,800	55,759
Haitong Securities Co. Ltd., Class H	168,000	82,763
Hangzhou First Applied Material Co. Ltd., Class A	6,464	23,113
Hangzhou Robam Appliances Co. Ltd., Class A	6,100	20,183
Hangzhou Silan Microelectronics Co. Ltd., Class A(a)	10,700	27,686
Hangzhou Tigermed Consulting Co. Ltd., Class A	3,400	25,270
Hansoh Pharmaceutical Group Co. Ltd.(b)	104,000	213,895
Henan Shuanghui Investment & Development Co. Ltd.,
Class A	14,256	49,686
Hengan International Group Co. Ltd.	56,000	195,486

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Hengli Petrochemical Co. Ltd., Class A	36,100	$71,270
Hengyi Petrochemical Co. Ltd., Class A(a)	18,090	17,851
Hesteel Co. Ltd., Class A	72,000	21,321
Hisense Home Appliances Group Co. Ltd.	6,000	33,589
Hisense Kelon Electrical Holdings Co. Ltd., Class H	23,000	104,406
Hithink RoyalFlush Information Network Co. Ltd.,
Class A	3,700	59,400
HLA Group Corp. Ltd., Class A	18,000	23,974
Hoshine Silicon Industry Co. Ltd., Class A	6,000	43,620
Hua Hong Semiconductor Ltd.(a)(b)	53,000	131,721
Huadian Power International Corp. Ltd., Class A	38,000	34,553
Huadong Medicine Co. Ltd., Class A	6,172	26,819
Hualan Biological Engineering Inc., Class A	12,200	30,510
Huaneng Power International Inc., Class A(a)	49,200	60,680
Huaneng Power International Inc., Class H(a)	272,000	180,412
Huatai Securities Co. Ltd., Class A	36,100	67,529
Huatai Securities Co. Ltd., Class H(b)	74,400	84,899
Huaxia Bank Co. Ltd., Class A	66,000	62,569
Huayu Automotive Systems Co. Ltd., Class A	20,900	46,218
Huizhou Desay Sv Automotive Co. Ltd., Class A	4,100	56,644
Hunan Valin Steel Co. Ltd., Class A	24,100	17,515
Hundsun Technologies Inc., Class A	2,775	7,678
Hygeia Healthcare Holdings Co. Ltd.(b)(c)	19,400	81,392
Hygon Information Technology Co. Ltd., NVS	7,874	77,239
IEIT Systems Co. Ltd., Class A	8,500	42,522
Iflytek Co. Ltd., Class A	9,500	55,336
Imeik Technology Development Co. Ltd., Class A	2,100	58,158
Industrial & Commercial Bank of China Ltd., Class A	282,300	210,931
Industrial & Commercial Bank of China Ltd., Class H	4,695,000	2,659,894
Industrial Bank Co. Ltd., Class A	90,200	222,083
Industrial Securities Co. Ltd., Class A	54,440	40,209
Ingenic Semiconductor Co. Ltd., Class A	3,600	28,742
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	210,000	44,557
Inner Mongolia Junzheng Energy & Chemical Industry
Group Co. Ltd., Class A	80,500	48,411
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	30,100	117,404
Inner Mongolia Yitai Coal Co. Ltd., Class B.	78,000	143,433
Innovent Biologics Inc.(a)(b)	90,000	407,329
iQIYI Inc., ADR(a)	32,821	151,961
JA Solar Technology Co. Ltd., Class A	13,088	27,203
JCET Group Co. Ltd., Class A	3,700	13,254
JCHX Mining Management Co. Ltd.	6,000	46,968
JD Health International Inc.(a)(b)(c)	77,700	261,325
JD Logistics Inc.(a)(b)	126,000	137,791
JD.com Inc.	164,844	2,443,570
Jiangsu Eastern Shenghong Co. Ltd., Class A	24,500	30,158
Jiangsu Expressway Co. Ltd., Class H	130,000	135,328
Jiangsu Hengli Hydraulic Co. Ltd., Class A	3,820	26,068
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	27,376	159,542
Jiangsu King's Luck Brewery JSC Ltd., Class A	6,100	44,538
Jiangsu Yanghe Distillery Co. Ltd., Class A	2,503	32,124
Jiangsu Yangnong Chemical Co. Ltd., Class A	2,990	24,692
Jiangsu Zhongtian Technology Co. Ltd., Class A	7,700	15,958
Jiangxi Copper Co. Ltd., Class A	17,800	62,487
Jiangxi Copper Co. Ltd., Class H	76,000	164,409
Jinko Solar Co. Ltd.	24,193	27,194
Joincare Pharmaceutical Group Industry Co. Ltd.,
Class A	12,529	21,489
Jointown Pharmaceutical Group Co. Ltd., Class A	24,053	24,526
Juneyao Airlines Co. Ltd., Class A	6,200	10,579
Kanzhun Ltd., ADR	18,600	395,250
KE Holdings Inc., ADR	46,381	787,086
Security	Shares	Value

China (continued)
Kingdee International Software Group Co. Ltd.(a)	219,000	$225,497
Kingsoft Corp. Ltd.	62,600	200,966
Kuaishou Technology(a)(b)	165,300	1,180,337
Kunlun Energy Co. Ltd.	228,000	237,791
Kunlun Tech Co. Ltd., Class A(a)	6,200	29,780
Kweichow Moutai Co. Ltd., Class A	5,618	1,274,451
LB Group Co. Ltd., Class A	18,100	52,145
Legend Biotech Corp., ADR(a)	5,340	213,653
Lenovo Group Ltd.	586,000	844,138
Lens Technology Co. Ltd., Class A	24,100	50,776
Lepu Medical Technology Beijing Co. Ltd., Class A	5,200	11,789
Li Auto Inc.(a)	90,148	912,329
Li Ning Co. Ltd.	150,000	393,892
Longfor Group Holdings Ltd.(b)	150,500	238,796
LONGi Green Energy Technology Co. Ltd., Class A	30,256	77,486
Luxshare Precision Industry Co. Ltd., Class A	30,141	132,024
Luzhou Laojiao Co. Ltd., Class A	7,500	179,952
Mango Excellent Media Co. Ltd., Class A	6,100	19,423
Maxscend Microelectronics Co. Ltd., Class A	2,820	33,834
Meituan, Class B(a)(b)	366,550	4,994,675
Metallurgical Corp. of China Ltd., Class A	54,000	24,251
MGI Tech Co. Ltd., NVS.	3,782	26,064
Midea Group Co. Ltd., Class A	18,600	165,662
MINISO Group Holding Ltd.	30,140	170,140
MMG Ltd.(a)	240,000	117,232
Montage Technology Co. Ltd., Class A	8,400	61,297
Muyuan Foods Co. Ltd., Class A	22,411	145,319
Nanjing Iron & Steel Co. Ltd., Class A	42,000	29,715
NARI Technology Co. Ltd., Class A	32,793	101,456
National Silicon Industry Group Co. Ltd., Class A(a)	12,000	22,404
NAURA Technology Group Co. Ltd., Class A	3,400	137,103
NetEase Inc.	138,100	2,455,938
New China Life Insurance Co. Ltd., Class A	12,200	54,746
New China Life Insurance Co. Ltd., Class H	46,800	96,078
New Hope Liuhe Co. Ltd., Class A(a)	24,100	33,187
New Oriental Education & Technology Group Inc.(a)	108,260	863,075
Ninestar Corp., Class A	7,000	26,291
Ningbo Deye Technology Co. Ltd., NVS.	3,780	35,143
Ningbo Orient Wires & Cables Co. Ltd.(a)	6,000	39,715
Ningbo Sanxing Medical Electric Co. Ltd.	6,000	28,055
Ningbo Shanshan Co. Ltd.	18,000	26,267
Ningbo Tuopu Group Co. Ltd., Class A	6,500	51,579
Ningxia Baofeng Energy Group Co. Ltd., Class A	42,100	95,169
NIO Inc., ADR(a)(c)	96,609	520,723
Nongfu Spring Co. Ltd., Class H(b)	144,000	766,739
OFILM Group Co. Ltd., Class A(a)	12,000	13,363
Oppein Home Group Inc., Class A	3,800	35,568
Orient Overseas International Ltd.	12,500	212,306
Orient Securities Co. Ltd., Class A	36,244	40,370
Pangang Group Vanadium Titanium & Resources Co.
Ltd., Class A(a)	42,000	16,989
PDD Holdings Inc., ADR(a)	42,897	6,425,113
People's Insurance Co. Group of China Ltd. (The),
Class A	24,300	17,741
People's Insurance Co. Group of China Ltd. (The),
Class H	661,000	230,371
PetroChina Co. Ltd., Class A	102,000	142,764
PetroChina Co. Ltd., Class H	1,476,000	1,513,429
Pharmaron Beijing Co. Ltd., Class A	5,400	15,349
PICC Property & Casualty Co. Ltd., Class H	534,740	696,857
Ping An Bank Co. Ltd., Class A	83,936	128,258
Ping An Insurance Group Co. of China Ltd., Class A	48,200	285,905

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Ping An Insurance Group Co. of China Ltd., Class H	476,500	$2,423,605
Pingdingshan Tianan Coal Mining Co. Ltd.	12,000	21,440
Poly Developments and Holdings Group Co. Ltd.,
Class A	51,800	72,799
Pop Mart International Group Ltd.(b)	31,200	148,872
Postal Savings Bank of China Co. Ltd., Class A	144,400	99,899
Postal Savings Bank of China Co. Ltd., Class H(b)	563,000	318,682
Power Construction Corp. of China Ltd., Class A	84,400	62,191
Qifu Technology Inc.	8,965	173,204
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	18,100	43,095
Range Intelligent Computing Technology Group
Co. Ltd.	6,000	21,316
Rongsheng Petrochemical Co. Ltd., Class A	47,728	65,873
SAIC Motor Corp. Ltd., Class A	43,022	83,299
Sanan Optoelectronics Co. Ltd., Class A	24,000	41,399
Sany Heavy Industry Co. Ltd., Class A	36,200	80,587
Satellite Chemical Co. Ltd., Class A	18,012	45,172
SDIC Capital Co. Ltd., Class A	24,100	20,409
SDIC Power Holdings Co. Ltd., Class A	36,000	87,808
Seres Group Co. Ltd., NVS(a)	6,000	73,537
SF Holding Co. Ltd., Class A	18,300	92,749
SG Micro Corp., Class A	3,510	37,510
Shaanxi Coal Industry Co. Ltd., Class A	42,173	151,115
Shan Xi Hua Yang Group New Energy Co. Ltd.	16,250	24,557
Shandong Gold Mining Co. Ltd., Class A	18,060	71,736
Shandong Gold Mining Co. Ltd., Class H(b)	45,000	96,793
Shandong Hualu Hengsheng Chemical Co. Ltd.,
Class A	12,100	47,840
Shandong Linglong Tyre Co. Ltd., Class A	12,005	34,289
Shandong Nanshan Aluminum Co. Ltd., Class A	132,100	70,055
Shandong Weigao Group Medical Polymer Co. Ltd.,
Class H	191,600	111,720
Shanghai Aiko Solar Energy Co. Ltd.	9,680	15,511
Shanghai Baosight Software Co. Ltd., Class A	10,040	54,742
Shanghai Baosight Software Co. Ltd., Class B	32,276	70,231
Shanghai Electric Group Co. Ltd., Class A(a)	79,000	45,803
Shanghai Fosun Pharmaceutical Group Co. Ltd.,
Class A	6,100	19,449
Shanghai International Airport Co. Ltd., Class A(a)	6,700	32,022
Shanghai International Port Group Co. Ltd., Class A	23,700	18,542
Shanghai Jinjiang International Hotels Co. Ltd.,
Class A	856	3,310
Shanghai M&G Stationery Inc., Class A	6,200	30,370
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	18,300	45,712
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	50,000	74,234
Shanghai Pudong Development Bank Co. Ltd., Class A	150,500	172,768
Shanghai Putailai New Energy Technology Co. Ltd.,
Class A	11,075	24,883
Shanghai RAAS Blood Products Co. Ltd., Class A	23,100	22,580
Shanghai Rural Commercial Bank Co. Ltd.	54,200	58,897
Shanghai United Imaging Healthcare Co. Ltd., NVS	3,696	65,039
Shanghai Zhangjiang High-Tech Park Development Co.
Ltd., Class A	6,000	16,608
Shanxi Coal International Energy Group Co. Ltd.	12,300	26,809
Shanxi Coking Coal Energy Group Co. Ltd., Class A	24,280	36,869
Shanxi Lu'an Environmental Energy Development Co.
Ltd., Class A	18,000	56,193
Shanxi Meijin Energy Co. Ltd., Class A(a)	32,900	25,175
Shanxi Taigang Stainless Steel Co. Ltd., Class A(a)	72,000	37,475
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A	6,020	199,819
Shennan Circuits Co. Ltd., Class A	3,800	47,132
Security	Shares	Value

China (continued)
Shenwan Hongyuan Group Co. Ltd., Class A	107,300	$67,215
Shenzhen Energy Group Co. Ltd., Class A	30,420	30,484
Shenzhen Inovance Technology Co. Ltd., Class A	6,450	51,413
Shenzhen Kangtai Biological Products Co. Ltd.,
Class A	1,020	2,559
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.,
Class A	6,200	247,465
Shenzhen New Industries Biomedical Engineering Co.
Ltd., Class A	6,000	62,529
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	6,100	22,989
Shenzhen Transsion Holdings Co. Ltd., Class A	3,212	57,971
Shenzhou International Group Holdings Ltd.	56,200	566,074
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	10,420	26,043
Sichuan Changhong Electric Co. Ltd.	24,000	16,311
Sichuan Chuantou Energy Co. Ltd., Class A	23,400	58,010
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	7,100	31,247
Sichuan Road & Bridge Group Co. Ltd., Class A	32,720	35,400
Sichuan Swellfun Co. Ltd., Class A	3,700	23,023
Sino Biopharmaceutical Ltd.	722,250	263,557
Sinoma International Engineering Co.	6,200	10,854
Sinoma Science & Technology Co. Ltd., Class A	6,300	12,995
Sinopharm Group Co. Ltd., Class H	109,600	298,257
Sinotruk Hong Kong Ltd.	40,500	94,192
Smoore International Holdings Ltd.(b)(c)	149,000	166,207
Songcheng Performance Development Co. Ltd.,
Class A	10,400	14,617
SooChow Securities Co. Ltd., Class A	24,236	21,524
Spring Airlines Co. Ltd., Class A(a)	6,145	47,493
StarPower Semiconductor Ltd., Class A	1,820	21,893
Sungrow Power Supply Co. Ltd., Class A	8,900	120,907
Sunny Optical Technology Group Co. Ltd.	48,200	266,110
Sunwoda Electronic Co. Ltd., Class A	13,200	28,159
SUPCON Technology Co. Ltd.	2,391	14,058
Suzhou Dongshan Precision Manufacturing Co. Ltd.,
Class A	13,200	28,558
Suzhou Maxwell Technologies Co. Ltd., Class A	2,080	37,628
TAL Education Group, ADR(a)	31,260	355,114
TBEA Co. Ltd., Class A	23,600	48,493
TCL Technology Group Corp., Class A(a)	107,770	63,498
TCL Zhonghuan Renewable Energy Technology Co.
Ltd., Class A	7,875	11,995
Tencent Holdings Ltd.	474,000	21,990,548
Tencent Music Entertainment Group, ADR	54,691	790,285
Thunder Software Technology Co. Ltd., Class A	3,200	24,889
Tianfeng Securities Co. Ltd., Class A(a)	114,000	44,170
Tianqi Lithium Corp., Class A	7,100	35,254
Tingyi Cayman Islands Holding Corp.	176,000	215,004
Tongcheng Travel Holdings Ltd.(a)	94,800	217,051
Tongling Nonferrous Metals Group Co. Ltd., Class A	92,800	50,609
Tongwei Co. Ltd., Class A	18,300	57,886
Topsports International Holdings Ltd.(b)	132,000	86,158
TravelSky Technology Ltd., Class H	78,000	102,741
Trina Solar Co. Ltd.	12,385	37,728
Trip.com Group Ltd.(a)	40,347	2,062,097
Tsingtao Brewery Co. Ltd., Class A	464	4,962
Tsingtao Brewery Co. Ltd., Class H	48,000	340,513
Unigroup Guoxin Microelectronics Co. Ltd., Class A(a)	6,159	46,862
Unisplendour Corp. Ltd., Class A(a)	12,080	36,518
Vipshop Holdings Ltd., ADR	26,400	424,248
Walvax Biotechnology Co. Ltd., Class A	11,000	20,227
Wanhua Chemical Group Co. Ltd., Class A	15,500	186,658
Want Want China Holdings Ltd.	360,000	216,818

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Weichai Power Co. Ltd., Class A	24,324	$53,311
Weichai Power Co. Ltd., Class H	158,200	284,179
Wens Foodstuffs Group Co. Ltd., Class A	30,360	89,472
Western Securities Co. Ltd., Class A	28,100	26,231
Will Semiconductor Co. Ltd. Shanghai, Class A	7,330	94,773
Wingtech Technology Co. Ltd., Class A(a)	2,700	11,350
Wuhan Guide Infrared Co. Ltd., Class A	28,905	26,100
Wuliangye Yibin Co. Ltd., Class A	18,500	372,411
WUS Printed Circuit Kunshan Co. Ltd., Class A	6,300	27,205
WuXi AppTec Co. Ltd., Class A	12,204	70,506
WuXi AppTec Co. Ltd., Class H(b)	24,196	105,661
Wuxi Biologics Cayman Inc.(a)(b)	286,500	411,052
XCMG Construction Machinery Co. Ltd., Class A	60,400	60,327
Xiamen C & D Inc., Class A	14,300	18,932
Xiamen Faratronic Co. Ltd.	1,700	19,899
Xiaomi Corp., Class B(a)(b)	1,093,200	2,447,836
Xinjiang Daqo New Energy Co. Ltd.(a)	56	206
Xinyi Solar Holdings Ltd.	282,000	186,609
XPeng Inc., Class A(a)	90,052	373,633
Yadea Group Holdings Ltd.(b)	122,000	195,196
Yankuang Energy Group Co. Ltd., Class A	24,050	83,382
Yankuang Energy Group Co. Ltd., Class H	147,000	367,412
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	3,000	14,453
Yealink Network Technology Corp. Ltd., Class A	6,580	33,543
Yifeng Pharmacy Chain Co. Ltd., Class A	6,640	41,183
Yihai Kerry Arawana Holdings Co. Ltd., Class A	13,100	54,204
Yintai Gold Co. Ltd., Class A	18,000	48,103
YongXing Special Materials Technology Co. Ltd.,
Class A	3,900	23,096
Yonyou Network Technology Co. Ltd., Class A(a)	18,018	27,932
YTO Express Group Co. Ltd., Class A	6,000	13,392
Yum China Holdings Inc.	27,900	997,704
Yunda Holding Co. Ltd., Class A	9,680	11,837
Yunnan Aluminium Co. Ltd., Class A	18,000	35,805
Yunnan Baiyao Group Co. Ltd., Class A	6,080	44,230
Yunnan Botanee Bio-Technology Group Co. Ltd.	2,100	15,421
Yunnan Energy New Material Co. Ltd., Class A	5,600	30,490
Zangge Mining Co. Ltd.	12,000	43,188
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd.,
Class A	3,800	118,620
Zhaojin Mining Industry Co. Ltd., Class H	120,000	211,903
Zhejiang China Commodities City Group Co. Ltd.,
Class A	24,000	26,046
Zhejiang Chint Electrics Co. Ltd., Class A	19,200	56,422
Zhejiang Dahua Technology Co. Ltd., Class A	15,400	34,792
Zhejiang Expressway Co. Ltd., Class H	94,320	61,589
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	13,500	32,194
Zhejiang Huayou Cobalt Co. Ltd., Class A	4,320	17,145
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd.,
Class A	6,000	26,481
Zhejiang Juhua Co. Ltd., Class A	18,000	58,919
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	33,866	123,820
Zhejiang NHU Co. Ltd., Class A	18,460	48,208
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	12,000	38,051
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	12,000	24,760
Zhejiang Weiming Environment Protection Co. Ltd.,
Class A	12,300	36,655
Zhejiang Zheneng Electric Power Co. Ltd., Class A(a)	66,000	60,868
Zheshang Securities Co. Ltd., Class A	24,400	36,888
Zhongji Innolight Co. Ltd., Class A	6,000	129,141
Zhongjin Gold Corp. Ltd., Class A	30,000	59,639
Zhongsheng Group Holdings Ltd.	56,000	101,610
Security	Shares	Value

China (continued)
Zhongtai Securities Co. Ltd.	48,600	$41,881
Zhuzhou CRRC Times Electric Co. Ltd.	41,800	163,701
Zijin Mining Group Co. Ltd., Class A	78,000	187,283
Zijin Mining Group Co. Ltd., Class H	400,000	849,566
Zoomlion Heavy Industry Science and Technology Co.
Ltd., Class A	33,700	37,277
ZTE Corp., Class A	12,000	44,456
ZTE Corp., Class H(a)	56,160	115,936
ZTO Express Cayman Inc., ADR	30,089	685,728
		140,632,596
India — 23.1%
ABB India Ltd.	3,828	381,401
Adani Enterprises Ltd.	12,139	496,676
Adani Green Energy Ltd.(a)	22,741	521,360
Adani Ports & Special Economic Zone Ltd.	38,339	661,531
Adani Power Ltd.(a)	54,853	497,985
Ambuja Cements Ltd.	42,661	324,168
APL Apollo Tubes Ltd.	12,240	220,623
Apollo Hospitals Enterprise Ltd.	7,260	508,680
Ashok Leyland Ltd.	102,840	276,427
Asian Paints Ltd.	27,601	954,556
Astral Ltd.	8,940	224,872
AU Small Finance Bank Ltd.(b)	23,538	184,491
Aurobindo Pharma Ltd.	18,902	268,718
Avenue Supermarts Ltd.(a)(b)	12,000	619,308
Axis Bank Ltd.	165,131	2,302,125
Bajaj Auto Ltd.	4,687	510,466
Bajaj Finance Ltd.	19,907	1,598,165
Bajaj Finserv Ltd.	28,202	517,148
Bajaj Holdings & Investment Ltd.	1,980	188,765
Balkrishna Industries Ltd.	5,719	209,321
Bandhan Bank Ltd.(b)	55,039	124,379
Bank of Baroda	74,870	238,245
Bharat Electronics Ltd.	263,100	935,147
Bharat Forge Ltd.	19,393	361,432
Bharat Heavy Electricals Ltd.	71,434	256,466
Bharat Petroleum Corp. Ltd.	53,618	403,534
Bharti Airtel Ltd.	161,281	2,655,790
Bosch Ltd.	480	174,779
Britannia Industries Ltd.(a)	7,930	492,586
Canara Bank	71,700	101,359
CG Power and Industrial Solutions Ltd.	44,520	343,106
Cholamandalam Investment and Finance Co. Ltd.	30,448	453,291
Cipla Ltd.	37,080	644,115
Coal India Ltd.	109,680	645,969
Colgate-Palmolive India Ltd.	8,760	279,080
Container Corp. of India Ltd.	18,720	241,611
Cummins India Ltd.	10,200	434,867
Dabur India Ltd.	40,320	263,326
Divi's Laboratories Ltd.	8,576	443,028
DLF Ltd.	53,608	525,107
Dr. Reddy's Laboratories Ltd.	8,430	585,587
Eicher Motors Ltd.	9,796	556,022
GAIL India Ltd.	169,708	416,279
GMR Airports Infrastructure Ltd.(a)	166,609	169,224
Godrej Consumer Products Ltd.	29,485	449,680
Godrej Properties Ltd.(a)	9,341	312,046
Grasim Industries Ltd.	20,194	561,637
Havells India Ltd.	17,483	399,440
HCL Technologies Ltd.	67,620	1,075,017
HDFC Asset Management Co. Ltd.(b)	6,240	290,555
HDFC Bank Ltd.	201,754	3,705,987

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
HDFC Life Insurance Co. Ltd.(b)	71,466	$471,385
Hero MotoCorp Ltd.	8,679	533,092
Hindalco Industries Ltd.	96,169	796,700
Hindustan Aeronautics Ltd., NVS	14,340	854,776
Hindustan Petroleum Corp. Ltd.	39,986	257,480
Hindustan Unilever Ltd.	58,741	1,639,449
ICICI Bank Ltd.	374,611	5,035,160
ICICI Lombard General Insurance Co. Ltd.(b)	16,792	318,553
ICICI Prudential Life Insurance Co. Ltd.(b)	27,972	183,057
IDFC First Bank Ltd.(a)	258,398	236,954
Indian Hotels Co. Ltd., Class A	65,640	439,329
Indian Oil Corp. Ltd.	204,506	398,320
Indian Railway Catering & Tourism Corp. Ltd.	18,060	221,125
Indus Towers Ltd.(a)	54,960	229,233
IndusInd Bank Ltd.	20,881	366,098
Info Edge India Ltd.	5,066	346,220
Infosys Ltd.	238,201	4,037,772
InterGlobe Aviation Ltd.(a)(b)	12,357	620,131
ITC Ltd.	214,459	1,096,719
Jindal Stainless Ltd.	17,692	168,185
Jindal Steel & Power Ltd.	25,644	316,259
Jio Financial Services Ltd., NVS(a)	206,317	852,925
JSW Energy Ltd.	23,940	175,812
JSW Steel Ltd.	44,404	469,419
Jubilant Foodworks Ltd.	25,623	151,895
Kotak Mahindra Bank Ltd.	78,841	1,589,756
Larsen & Toubro Ltd.	48,626	2,140,033
LTIMindtree Ltd.(b)	6,199	349,948
Lupin Ltd.	15,370	291,815
Macrotech Developers Ltd.	20,640	341,214
Mahindra & Mahindra Ltd.	67,620	2,030,579
Mankind Pharma Ltd.(a)	6,480	166,112
Marico Ltd.	35,880	255,825
Maruti Suzuki India Ltd.	10,021	1,491,050
Max Healthcare Institute Ltd.	58,501	527,835
Mphasis Ltd.	5,478	150,269
MRF Ltd.	170	255,711
Muthoot Finance Ltd.	9,875	199,453
Nestle India Ltd., NVS	23,984	676,860
NHPC Ltd., NVS	213,780	274,680
NMDC Ltd.	70,002	218,811
NTPC Ltd.	317,231	1,365,553
Oil & Natural Gas Corp. Ltd.	228,212	724,704
Page Industries Ltd.	461	198,901
PB Fintech Ltd.(a)	20,460	317,276
Persistent Systems Ltd., NVS	7,080	289,405
Petronet LNG Ltd.	56,640	202,145
Phoenix Mills Ltd. (The)	6,480	240,631
PI Industries Ltd.	5,515	234,212
Pidilite Industries Ltd.	11,726	417,552
Polycab India Ltd.	3,658	296,365
Power Finance Corp. Ltd.	106,977	632,612
Power Grid Corp. of India Ltd.	338,389	1,259,141
Punjab National Bank	156,380	243,005
REC Ltd.	94,560	610,364
Reliance Industries Ltd.	218,808	7,506,402
Samvardhana Motherson International Ltd.	189,540	344,758
SBI Cards & Payment Services Ltd.	20,622	171,249
SBI Life Insurance Co. Ltd.(b)	32,208	535,299
Shree Cement Ltd.	667	197,264
Shriram Finance Ltd.	20,240	571,758
Siemens Ltd.	6,487	542,280
Security	Shares	Value

India (continued)
Solar Industries India Ltd.	2,097	$235,410
Sona Blw Precision Forgings Ltd.(b)	30,065	234,897
SRF Ltd.	10,855	288,071
State Bank of India	129,363	1,288,900
Sun Pharmaceutical Industries Ltd.	68,270	1,195,642
Sundaram Finance Ltd.	3,721	191,131
Supreme Industries Ltd.	4,560	289,016
Suzlon Energy Ltd.(a)	656,022	375,887
Tata Communications Ltd.	8,700	185,627
Tata Consultancy Services Ltd.	64,864	2,858,357
Tata Consumer Products Ltd.	41,284	525,171
Tata Elxsi Ltd.	2,464	205,417
Tata Motors Ltd.	118,642	1,314,321
Tata Motors Ltd., Class A	33,760	250,738
Tata Power Co. Ltd. (The)	103,343	541,903
Tata Steel Ltd.	531,901	1,066,949
Tech Mahindra Ltd.	38,840	573,992
Thermax Ltd.	1,519	98,353
Titan Co. Ltd.	25,729	1,001,146
Torrent Pharmaceuticals Ltd.	6,845	221,369
Torrent Power Ltd.	11,580	208,345
Trent Ltd.	13,036	713,101
Tube Investments of India Ltd.	7,681	329,355
TVS Motor Co. Ltd.	17,698	462,729
UltraTech Cement Ltd.	8,513	1,012,224
Union Bank of India Ltd.	105,849	203,481
United Spirits Ltd.	20,643	287,416
UPL Ltd.	32,815	200,142
Varun Beverages Ltd.	32,520	556,423
Vedanta Ltd.	78,462	422,466
Wipro Ltd.	93,662	491,887
Yes Bank Ltd.(a)	1,038,474	286,674
Zomato Ltd.(a)	470,401	1,012,256
		97,211,148
Indonesia — 2.0%
Adaro Energy Indonesia Tbk PT	990,000	168,757
Amman Mineral Internasional PT(a)	438,000	325,468
Aneka Tambang Tbk	702,300	63,393
Astra International Tbk PT	1,434,000	379,308
Bank Central Asia Tbk PT	4,033,200	2,294,779
Bank Mandiri Persero Tbk PT	2,740,200	993,776
Bank Negara Indonesia Persero Tbk PT	1,095,800	297,344
Bank Rakyat Indonesia Persero Tbk PT	4,915,777	1,317,621
Barito Pacific Tbk PT	2,070,093	136,013
Chandra Asri Pacific Tbk PT	558,000	315,055
Charoen Pokphand Indonesia Tbk PT	528,000	168,960
GoTo Gojek Tokopedia Tbk PT(a)	61,902,100	248,882
Indah Kiat Pulp & Paper Tbk PT	181,600	101,966
Indofood CBP Sukses Makmur Tbk PT	138,100	82,860
Indofood Sukses Makmur Tbk PT	317,300	114,742
Kalbe Farma Tbk PT	1,430,600	131,175
Merdeka Copper Gold Tbk PT(a)	684,066	113,744
Sumber Alfaria Trijaya Tbk PT	1,284,000	209,391
Telkom Indonesia Persero Tbk PT	3,481,600	621,011
Unilever Indonesia Tbk PT	542,000	104,263
United Tractors Tbk PT	102,000	138,563
		8,327,071
Malaysia — 1.7%
AMMB Holdings Bhd	172,700	156,029
Axiata Group Bhd	213,700	127,263
CELCOMDIGI Bhd	228,300	184,837

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
CIMB Group Holdings Bhd	462,100	$672,814
Gamuda Bhd	142,500	183,763
Genting Bhd	146,800	148,552
Genting Malaysia Bhd	238,200	134,354
Hong Leong Bank Bhd	49,200	201,511
IHH Healthcare Bhd	143,100	188,185
Inari Amertron Bhd	144,200	99,871
IOI Corp. Bhd	174,200	141,563
Kuala Lumpur Kepong Bhd	35,600	157,937
Malayan Banking Bhd	399,800	843,646
Malaysia Airports Holdings Bhd	60,056	126,874
Maxis Bhd	186,600	144,074
MISC Bhd	81,700	144,843
MR DIY Group M Bhd(b)	168,000	64,602
Nestle Malaysia Bhd	6,100	165,362
Petronas Chemicals Group Bhd	195,600	279,124
Petronas Dagangan Bhd	22,300	93,805
Petronas Gas Bhd	58,700	227,717
PPB Group Bhd	48,080	150,767
Press Metal Aluminium Holdings Bhd	288,600	343,352
Public Bank Bhd	1,104,650	962,583
QL Resources Bhd	84,850	113,631
RHB Bank Bhd	108,162	126,259
Sime Darby Bhd	189,700	112,150
Sime Darby Plantation Bhd	158,700	143,377
Telekom Malaysia Bhd	89,900	118,775
Tenaga Nasional Bhd	186,000	515,284
YTL Corp. Bhd	240,000	183,758
YTL Power International Bhd	162,000	169,800
		7,426,462
Philippines — 0.7%
Ayala Corp.	17,750	180,727
Ayala Land Inc.	453,660	204,011
Bank of the Philippine Islands	134,504	276,271
BDO Unibank Inc.	174,234	387,054
International Container Terminal Services Inc.	73,140	426,942
JG Summit Holdings Inc.	183,375	97,140
Jollibee Foods Corp.	33,750	124,990
Manila Electric Co.	18,320	114,954
Metropolitan Bank & Trust Co.	139,202	147,765
PLDT Inc.	5,675	143,539
SM Investments Corp.	17,844	265,540
SM Prime Holdings Inc.	720,150	332,094
Universal Robina Corp.	60,630	110,858
		2,811,885
South Korea — 13.7%
Alteogen Inc.(a)	2,820	378,634
Amorepacific Corp.	1,985	278,831
Celltrion Inc.	10,888	1,389,868
Celltrion Pharm Inc.(a)	1,337	86,523
CJ CheilJedang Corp.	582	147,381
CosmoAM&T Co. Ltd.(a)	1,675	189,358
Coway Co. Ltd.	4,288	175,603
DB Insurance Co. Ltd.	3,418	256,170
Doosan Bobcat Inc.	3,921	163,959
Doosan Enerbility Co. Ltd.(a)	32,566	491,077
Ecopro BM Co. Ltd.(a)	3,590	501,336
Ecopro Co. Ltd.(a)	7,200	494,540
Ecopro Materials Co. Ltd.(a)	840	48,539
Enchem Co. Ltd.(a)	639	135,457
GS Holdings Corp.	3,407	107,564
Security	Shares	Value

South Korea (continued)
Hana Financial Group Inc.	21,061	$940,491
Hanjin Kal Corp.	1,920	88,633
Hankook Tire & Technology Co. Ltd.	5,442	172,440
Hanmi Pharm Co. Ltd.	490	100,495
Hanmi Semiconductor Co. Ltd.	3,120	367,245
Hanon Systems	5,168	18,727
Hanwha Aerospace Co. Ltd.	2,524	376,439
Hanwha Ocean Co. Ltd.(a)	6,142	132,146
Hanwha Solutions Corp.	7,644	175,494
HD Hyundai Co. Ltd.	3,436	171,236
HD Hyundai Electric Co. Ltd.	1,099	238,922
HD Hyundai Heavy Industries Co. Ltd.(a)	1,622	151,393
HD Korea Shipbuilding & Offshore Engineering
Co. Ltd.(a)	3,057	288,833
HLB Inc.(a)	8,548	379,262
HMM Co. Ltd.	17,100	223,501
HYBE Co. Ltd.	1,560	226,359
Hyundai Engineering & Construction Co. Ltd.	5,589	134,112
Hyundai Glovis Co. Ltd.	1,315	171,154
Hyundai Mobis Co. Ltd.	4,523	705,203
Hyundai Motor Co.	9,778	1,794,300
Hyundai Steel Co.	6,098	130,970
Industrial Bank of Korea	21,882	217,795
Kakao Corp.	22,170	698,549
KakaoBank Corp.	11,818	191,104
Kakaopay Corp.(a)	538	12,120
Kangwon Land Inc.	3,349	36,124
KB Financial Group Inc.	28,007	1,610,131
Kia Corp.	18,810	1,605,551
Korea Aerospace Industries Ltd.	5,461	204,856
Korea Electric Power Corp.(a)	18,601	261,693
Korea Investment Holdings Co. Ltd.	3,334	157,251
Korea Zinc Co. Ltd.	638	243,501
Korean Air Lines Co. Ltd.	13,226	199,572
Krafton Inc.(a)	2,079	375,686
KT Corp.	2,882	76,948
KT&G Corp.	7,276	439,192
Kum Yang Co. Ltd.(a)	2,751	167,474
Kumho Petrochemical Co. Ltd.	1,251	133,652
L&F Co. Ltd.(a)	1,716	195,077
LG Chem Ltd.	3,602	920,592
LG Corp.	6,871	404,287
LG Display Co. Ltd.(a)	22,380	161,192
LG Electronics Inc.	7,761	590,331
LG Energy Solution Ltd.(a)	3,342	805,003
LG H&H Co. Ltd.	651	196,926
LG Innotek Co. Ltd.	1,020	182,990
LG Uplus Corp.	15,300	106,849
Lotte Chemical Corp.	1,426	116,873
Meritz Financial Group Inc.	7,041	390,153
Mirae Asset Securities Co. Ltd.	17,222	90,024
NAVER Corp.	9,247	1,144,769
NCSoft Corp.	979	135,187
Netmarble Corp.(a)(b)	1,772	77,428
NH Investment & Securities Co. Ltd.	12,196	108,318
Orion Corp./Republic of Korea	1,740	115,122
Posco DX Co. Ltd.	3,900	100,342
POSCO Future M Co. Ltd.	2,232	407,984
POSCO Holdings Inc.	5,220	1,399,839
Posco International Corp.	3,845	120,450
Samsung Biologics Co. Ltd.(a)(b)	1,206	636,220
Samsung C&T Corp.	6,009	588,095

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Samsung E&A Co. Ltd.(a)	11,013	$186,527
Samsung Electro-Mechanics Co. Ltd.	3,963	445,116
Samsung Electronics Co. Ltd.	342,167	18,128,966
Samsung Fire & Marine Insurance Co. Ltd.	2,203	556,158
Samsung Heavy Industries Co. Ltd.(a)	48,032	320,120
Samsung Life Insurance Co. Ltd.	5,584	341,194
Samsung SDI Co. Ltd.	3,953	1,080,017
Samsung SDS Co. Ltd.	2,941	326,267
Samsung Securities Co. Ltd.	3,438	89,990
Shinhan Financial Group Co. Ltd.	32,041	1,099,218
SK Biopharmaceuticals Co. Ltd.(a)	2,333	144,412
SK Bioscience Co. Ltd.(a)	1,703	63,752
SK Hynix Inc.	39,252	5,408,464
SK IE Technology Co. Ltd.(a)(b)	1,926	60,389
SK Inc.	2,582	329,786
SK Innovation Co. Ltd.(a)	4,321	314,094
SK Square Co. Ltd.(a)	7,465	418,761
SK Telecom Co. Ltd.	3,054	112,698
SKC Co. Ltd.(a)	1,324	134,093
S-Oil Corp.	3,149	155,894
Woori Financial Group Inc.	44,153	452,891
Yuhan Corp.	4,074	203,532
		57,829,784
Taiwan — 22.5%
Accton Technology Corp.	37,000	579,359
Acer Inc.	183,062	300,303
Advantech Co. Ltd.	39,158	428,719
Airtac International Group	11,161	353,147
Alchip Technologies Ltd.	6,000	536,060
ASE Technology Holding Co. Ltd.	221,484	1,075,409
Asia Cement Corp.	175,229	224,931
Asia Vital Components Co. Ltd.	23,000	545,996
Asustek Computer Inc.	54,000	859,699
AUO Corp.	435,200	239,814
Catcher Technology Co. Ltd.	47,000	326,558
Cathay Financial Holding Co. Ltd.	684,888	1,191,830
Chailease Holding Co. Ltd.	120,514	567,581
Chang Hwa Commercial Bank Ltd.	301,518	169,743
Cheng Shin Rubber Industry Co. Ltd.	111,776	210,386
China Airlines Ltd.	180,000	124,939
China Development Financial Holding Corp.(a)	1,082,400	472,679
China Steel Corp.	834,867	612,753
Chunghwa Telecom Co. Ltd.	277,000	1,096,024
Compal Electronics Inc.	276,000	316,943
CTBC Financial Holding Co. Ltd.	1,260,265	1,380,833
Delta Electronics Inc.	146,000	1,471,170
E Ink Holdings Inc.	67,000	455,637
E.Sun Financial Holding Co. Ltd.	989,582	875,101
Eclat Textile Co. Ltd.	15,604	234,132
eMemory Technology Inc.	5,000	340,618
Eva Airways Corp.	180,000	199,485
Evergreen Marine Corp. Taiwan Ltd.	75,746	492,206
Far Eastern New Century Corp.	180,460	188,422
Far EasTone Telecommunications Co. Ltd.	130,000	335,357
Feng TAY Enterprise Co. Ltd.	48,391	231,801
First Financial Holding Co. Ltd.	754,783	642,065
Formosa Chemicals & Fibre Corp.	228,950	374,638
Formosa Petrochemical Corp.	99,000	206,526
Formosa Plastics Corp.	273,400	551,695
Fortune Electric Co. Ltd.	8,000	176,329
Fubon Financial Holding Co. Ltd.	543,435	1,235,091
Gigabyte Technology Co. Ltd.	40,000	395,368
Security	Shares	Value

Taiwan (continued)
Global Unichip Corp.	7,000	$317,103
Globalwafers Co. Ltd.	19,000	309,984
Hon Hai Precision Industry Co. Ltd.	894,845	4,765,493
Hotai Motor Co. Ltd.	23,600	448,559
Hua Nan Financial Holdings Co. Ltd.	566,033	437,975
Innolux Corp.	615,992	265,850
Inventec Corp.	160,980	268,070
Largan Precision Co. Ltd.	7,000	494,387
Lite-On Technology Corp.	156,032	521,955
MediaTek Inc.	108,176	4,142,500
Mega Financial Holding Co. Ltd.	800,651	967,210
Micro-Star International Co. Ltd.	60,000	356,410
Nan Ya Plastics Corp.	314,090	517,186
Nanya Technology Corp.	62,000	124,019
Nien Made Enterprise Co. Ltd.	16,000	173,650
Novatek Microelectronics Corp.	42,000	774,288
Pegatron Corp.	168,000	551,336
PharmaEssentia Corp.(a)	21,000	270,783
Pou Chen Corp.	121,000	140,310
President Chain Store Corp.	44,000	367,125
Quanta Computer Inc.	198,000	1,682,284
Realtek Semiconductor Corp.	35,140	593,299
Ruentex Development Co. Ltd.	101,242	139,731
Shanghai Commercial & Savings Bank Ltd. (The)	264,981	377,261
Shin Kong Financial Holding Co. Ltd.(a)	900,033	262,914
Silergy Corp.	24,000	351,465
SinoPac Financial Holdings Co. Ltd.	717,441	511,686
Synnex Technology International Corp.	60,050	156,532
Taishin Financial Holding Co. Ltd.	764,881	434,873
Taiwan Business Bank	435,552	227,712
Taiwan Cement Corp.	480,754	490,860
Taiwan Cooperative Financial Holding Co. Ltd.	710,075	560,786
Taiwan High Speed Rail Corp.	133,000	123,297
Taiwan Mobile Co. Ltd.	123,000	401,392
Taiwan Semiconductor Manufacturing Co. Ltd.	1,771,004	45,351,749
Unimicron Technology Corp.	101,000	574,093
Uni-President Enterprises Corp.	315,650	780,389
United Microelectronics Corp.	797,000	1,356,832
Vanguard International Semiconductor Corp.	75,000	249,885
Voltronic Power Technology Corp.	5,000	262,038
Walsin Lihwa Corp.	198,884	227,574
Wan Hai Lines Ltd.	60,000	147,620
Winbond Electronics Corp.	156,592	121,639
Wistron Corp.	194,000	675,790
Wiwynn Corp.	7,000	535,741
WPG Holdings Ltd.	125,320	334,317
Yageo Corp.	25,936	532,420
Yang Ming Marine Transport Corp.	147,000	324,458
Yuanta Financial Holding Co. Ltd.	674,163	660,659
Zhen Ding Technology Holding Ltd.	61,455	232,586
		94,915,422
Thailand — 1.8%
Advanced Info Service PCL, NVDR	83,400	460,653
Airports of Thailand PCL, NVDR	296,200	524,327
Asset World Corp. PCL, NVDR(c)	654,000	67,702
Bangkok Dusit Medical Services PCL, NVDR	829,100	609,010
Bangkok Expressway & Metro PCL, NVDR(c)	498,100	106,536
BTS Group Holdings PCL, NVDR	47,600	6,231
Bumrungrad Hospital PCL, NVDR	43,000	283,089
Central Pattana PCL, NVDR	144,000	224,651
Central Retail Corp. PCL, NVDR	143,874	119,778
Charoen Pokphand Foods PCL, NVDR(a)	252,000	156,195

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
CP ALL PCL, NVDR	414,300	$648,550
CP Axtra PCL, NVDR	142,300	111,379
Delta Electronics Thailand PCL, NVDR(c)	222,000	448,308
Energy Absolute PCL, NVDR(c)	121,600	76,203
Global Power Synergy PCL, NVDR	42,100	54,079
Gulf Energy Development PCL, NVDR	201,400	222,240
Home Product Center PCL, NVDR(c)	441,349	111,803
Indorama Ventures PCL, NVDR	126,400	79,567
Intouch Holdings PCL, NVDR	85,100	156,045
Kasikornbank PCL, NVDR	43,900	156,563
Krung Thai Bank PCL, NVDR(c)	246,550	115,409
Krungthai Card PCL, NVDR(c)	72,200	90,121
Land & Houses PCL, NVDR	594,000	106,590
Minor International PCL, NVDR	235,780	197,469
PTT Exploration & Production PCL, NVDR(c)	97,310	409,188
PTT Global Chemical PCL, NVDR	159,400	151,029
PTT Oil & Retail Business PCL, NVDR(c)	230,300	113,569
PTT PCL, NVDR	726,800	648,361
SCB X PCL, NVDR(c)	60,500	174,694
SCG Packaging PCL, NVDR	96,000	87,179
Siam Cement PCL (The), NVDR	57,200	367,551
Thai Oil PCL, NVDR	90,400	127,631
TMBThanachart Bank PCL, NVDR	1,440,000	66,214
True Corp. PCL, NVDR(a)	750,042	176,686
		7,454,600
Total Common Stocks — 98.9%
(Cost: $364,599,993)		416,608,968

Preferred Stocks

South Korea — 0.7%
Hyundai Motor Co.
Preference Shares, NVS	1,742	193,703
Series 2, Preference Shares, NVS	2,588	287,934
LG Chem Ltd., Preference Shares, NVS	481	82,961
Samsung Electronics Co. Ltd., Preference
Shares, NVS	59,664	2,603,204
		3,167,802
Total Preferred Stocks — 0.7%
(Cost: $3,346,718)		3,167,802
Security	Shares	Value

Rights

China — 0.0%
Kangmei Pharmaceutical Co. Ltd.,
(Expires 12/31/49)(d)	1,386	$—

Total Rights — 0.0%
(Cost: $—)		—
Total Long-Term Investments — 99.6%
(Cost: $367,946,711)		419,776,770

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%(e)(f)(g)	3,228,921	3,229,890
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(e)(f)	1,220,000	1,220,000

Total Short-Term Securities — 1.1%
(Cost: $4,447,780)		4,449,890

Total Investments — 100.7%
(Cost: $372,394,491)		424,226,660

Liabilities in Excess of Other Assets — (0.7)%		(2,806,617)

Net Assets — 100.0%		$421,420,043

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,293,612	$—		$(2,063,519	)(a)	$87	$(290)	$3,229,890	3,228,921	$40,554	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	1,220,000	(a)	—		—	—	1,220,000	1,220,000	116,906		—
						$87	$(290)	$4,449,890		$157,460		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI China Index	4	06/21/24	$92	$4,064
MSCI Emerging Markets Index	21	06/21/24	1,109	4,869
				$8,933

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$21,406,832	$395,149,062	$53,074	$416,608,968
Preferred Stocks	—	3,167,802	—	3,167,802
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	4,449,890	—	—	4,449,890
	$25,856,722	$398,316,864	$53,074	$424,226,660
Derivative Financial Instruments(a)
Assets
Equity Contracts	$4,869	$4,064	$—	$8,933

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares